Chapter 11 Cases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reorganizations [Abstract]
Reorganization Items

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the condensed statements of consolidated income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also included adjustments to reflect the carrying value of LSTC at their estimated allowed claim amounts, as such adjustments were determined. The following table presents reorganization items incurred in the three and nine months ended September 30, 2016 as reported in the condensed statements of consolidated income (loss):

	Predecessor
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Expenses related to legal advisory and representation services	$28	$55
Expenses related to other professional consulting and advisory services	19	39
Contract claims adjustments	10	13
Other	7	9

Total reorganization items	$64	$116

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the statements of consolidated loss as reorganization items as required by ASC 852, Reorganizations. Reorganization items also included adjustments to reflect the carrying value of LSTC at their estimated allowed claim amounts, as such adjustments were determined. For the period from January 1, 2016 through October 2, 2016, reorganization items include the gain from extinguishing LSTC and the impacts of fresh start reporting. The following table presents reorganization items as reported in the statements of consolidated loss:

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Gain on reorganization adjustments (Note 3)	$(24,252)	$—	$—
Loss from the adoption of fresh start reporting	2,013	—	—
Expenses related to legal advisory and representation services	55	141	65
Expenses related to other professional consulting and advisory services	39	69	67
Contract claims adjustments	13	54	19
Noncash adjustment for estimated allowed claims related to debt	—	896	—
Adjustment to affiliate claims pursuant to Settlement Agreement (Note 20)	—	(635)	—
Gain on settlement of debt held by affiliates (Note 20)	—	(382)	—
Gain on settlement of interest on debt held by affiliates	—	(20)	—
Sponsor management agreement settlement (Notes 2 and 20)	—	(19)	—
Contract assumption adjustments	—	(14)	—
Fees associated with extension/completion of the DIP Facility	—	9	92
Noncash liability adjustment arising from termination of interest rate swaps	—	—	277
Other	11	2	—

Total reorganization items	$(22,121)	$101	$520